Deposits due to customers_Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of deposits from customers [Line Items]
Total	₩ 248,690,939	$ 223,462,071	₩ 234,695,084
Dicounted present value
Disclosure of deposits from customers [Line Items]
Total	(73,013)		(40,010)
Deposits in local currency | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	225,137,718		211,052,198
Deposits on demand | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	11,076,417		9,349,070
Deposits at termination | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	204,051,570		194,292,679
Mutual instaillment | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	30,783		34,055
Deposits on notes payables | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	1,891,556		1,323,679
Deposits on CMA | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	137,316		164,431
Customer Deposit For Security Investment | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	30,000		50,000
Certificate of deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	6,510,571		4,436,443
Other deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	1,409,505		1,401,841
Deposits in foreign currencies | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	₩ 23,626,234		₩ 23,682,896